UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA LONG-TERM FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING
MARCH 31, 2005

[LOGO OF USAA]
   USAA(R)

                               USAA LONG-TERM Fund

                                        [GRAPHIC OF USAA LONG-TERM FUND]

                            A n n u a l   R e p o r t
--------------------------------------------------------------------------------
  MARCH 31, 2005                                  USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Distributions to Shareholders                                           15

    Report of Independent Registered Public Accounting Firm                 16

    Portfolio of Investments                                                17

    Notes to Portfolio of Investments                                       33

    Financial Statements                                                    34

    Notes to Financial Statements                                           37

EXPENSE EXAMPLE                                                             45

DIRECTORS' AND OFFICERS' INFORMATION                                        47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

[PHOTO OF CHRISTOPHER W. CLAUS]           . . . YOUR USAA FIXED-INCOME TEAM
                                              HAS CONSISTENTLY DELIVERED
                                           'BEST-IN-CLASS' PERFORMANCE . . .

                                                       "

                                                                     April 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has consistently delivered "best-in-class" performance by concentrating on risk management and taking a disciplined view of income accumulation and the interest-rate environment. In the months ahead, your portfolio management team will be paying special attention to the rate of inflation and its impact on long-term interest rates. Since June 2004, the Federal Reserve Board (the Fed) has steadily increased short-term rates, improving the yields of most money markets. We expect the Fed to maintain its measured pace through the end of 2005.

                 But longer-term rates haven't followed. Why? In congressional testimony, Fed Chairman Alan Greenspan said that the low level of long-term rates was a "conundrum." Apparently, the bond market did not expect long-term rates to rise very far. (While the Fed sets short-term rates, market sentiment controls longer-term interest rates.) If inflation increases, however, the market may decide to push rates higher. Although we do not anticipate a dramatic increase, we believe rates could gradually trend upward over the next 12 months, with the 10-year Treasury reaching a target range of 4.75% to 5%.

                 In this environment, our strategy is threefold. First, we work hard to generate high current income, which is critical to long-term returns. Second, we look to limit share-price volatility by

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 positioning the portfolio at advantageous points along the yield curve. Third, we will maintain our focus on credit analysis. Using credit analysis, we evaluate opportunities in the market to determine if they offer adequate reward for their given level of risk.

                 Going forward, your portfolio management team will continue working hard on your behalf. We will also remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

                 From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. O AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. O SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

[LOGO OF LIPPER FUND             FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
  AWARDS USA 2005]               2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10- year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA LONG-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

----------------------------------------------------------------------------------------------------
                                                               3/31/05                   3/31/04
----------------------------------------------------------------------------------------------------
Net Assets                                                 $2,300.2 Million         $2,273.1 Million
Net Asset Value Per Share                                      $14.01                   $14.13
Tax-Exempt Dividends Per Share Last 12 Months                  $0.629                   $0.647
Capital Gain Distributions Per Share Last 12 Months              -                        -

----------------------------------------------------------------------------------------------------
                                                                 3/31/05             3/31/04
----------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                      14.5 Years          15.4 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
               30-DAY SEC YIELD* AS OF 3/31/05
--------------------------------------------------------------------------------

30-DAY SEC YIELD                                       3.64%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2005

---------------------------------------------------------------------------
                 TOTAL RETURN    =    DIVIDEND RETURN    +    PRICE CHANGE
---------------------------------------------------------------------------
10 YEARS           6.34%         =      5.56%            +         0.78%
5 YEARS            7.11%         =      5.21%            +         1.90%
1 YEAR             3.70%         =      4.55%            +        (0.85%)

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2005

    [BAR CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND
     RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2005]

                  ------------       ---------------       ---------------------
                  TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
                  ------------       ---------------       ---------------------
3/31/1996             7.88%               6.26%                   1.62%
3/31/1997             6.51%               6.13%                   0.38%
3/31/1998            12.04%               6.14%                   5.90%
3/31/1999             4.98%               5.55%                  -0.57%
3/31/2000            -2.95%               5.46%                  -8.41%
3/31/2001            11.35%               6.17%                   5.18%
3/31/2002             3.03%               5.27%                  -2.24%
3/31/2003            10.76%               5.27%                   5.49%
3/31/2004             7.01%               4.84%                   2.17%
3/31/2005             3.70%               4.55%                  -0.85%

                          [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

TAXABLE EQUIVALENT ILLUSTRATION

To match the USAA Long-Term Fund's Dividend Returns, and assuming marginal
federal tax rates of:           25.00%        28.00%       33.00%       35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                              DIVIDEND
        PERIOD             RETURN OF FUND
        ------             --------------
        10 Years                5.56%              7.41%          7.72%        8.30%        8.55%
        5 Years                 5.21%              6.95%          7.24%        7.78%        8.02%
        1 Year                  4.55%              6.07%          6.32%        6.79%        7.00%

To match the USAA Long-Term Fund's closing 30-day SEC Yield of 3.64%,

A FULLY TAXABLE INVESTMENT MUST PAY:   4.85%   5.06%   5.43%   5.60%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           LEHMAN BROTHERS          LIPPER GENERAL          LIPPER GENERAL
                    USAA LONG-TERM          MUNICIPAL BOND          MUNICIPAL DEBT          MUNICIPAL DEBT
                         FUND                   INDEX                FUNDS INDEX            FUNDS AVERAGE
                    --------------         ---------------          --------------          --------------
03/31/95             $10,000.00              $10000.00                $10000.00               $10000.00
04/30/95              10,002.83               10011.80                 10000.00                10000.12
05/31/95              10,330.13               10331.27                 10319.42                10311.86
06/30/95              10,211.21               10240.98                 10203.74                10195.41
07/31/95              10,271.52               10337.86                 10270.13                10261.15
08/31/95              10,387.27               10469.05                 10387.18                10372.74
09/30/95              10,469.71               10535.20                 10452.66                10434.72
10/31/95              10,659.62               10688.35                 10618.30                10597.20
11/30/95              10,872.45               10865.92                 10829.80                10804.65
12/31/95              11,002.39               10970.22                 10954.14                10928.81
01/31/96              11,042.74               11053.11                 11006.84                10981.71
02/29/96              10,941.60               10978.45                 10927.22                10900.11
03/31/96              10,787.62               10838.20                 10759.59                10727.48
04/30/96              10,754.38               10807.46                 10714.15                10678.11
05/31/96              10,766.69               10803.35                 10721.04                10683.52
06/30/96              10,899.82               10921.09                 10820.40                10785.22
07/31/96              11,007.70               11019.90                 10913.64                10879.53
08/31/96              11,011.03               11017.43                 10907.74                10874.70
09/30/96              11,193.66               11171.40                 11074.18                11032.67
10/31/96              11,333.12               11297.65                 11197.45                11151.61
11/30/96              11,530.57               11504.60                 11393.58                11346.44
12/31/96              11,494.24               11456.02                 11346.06                11299.37
01/31/97              11,507.57               11477.70                 11344.39                11297.67
02/28/97              11,623.58               11583.09                 11444.09                11396.19
03/31/97              11,489.62               11428.57                 11302.90                11246.51
04/30/97              11,589.61               11524.36                 11400.14                11340.66
05/31/97              11,775.58               11697.82                 11563.82                11503.93
06/30/97              11,904.37               11822.42                 11700.68                11639.95
07/31/97              12,234.94               12149.86                 12051.62                11995.68
08/31/97              12,129.46               12035.96                 11914.50                11854.49
09/30/97              12,315.44               12178.67                 12064.23                12001.66
10/31/97              12,391.23               12257.17                 12144.28                12080.41
11/30/97              12,490.28               12329.35                 12213.59                12149.90
12/31/97              12,687.78               12509.13                 12411.53                12344.99
01/31/98              12,807.74               12638.12                 12530.86                12463.89
02/28/98              12,820.50               12641.97                 12530.69                12456.70
03/31/98              12,872.36               12653.22                 12543.83                12459.87
04/30/98              12,774.98               12596.13                 12467.57                12379.61
05/31/98              12,996.39               12795.39                 12669.91                12581.43
06/30/98              13,059.11               12845.89                 12715.37                12624.03
07/31/98              13,090.72               12878.00                 12740.27                12644.23
08/31/98              13,309.73               13076.99                 12938.84                12842.17
09/30/98              13,463.80               13240.02                 13092.43                12994.64
10/31/98              13,399.45               13239.74                 13044.67                12942.78
11/30/98              13,433.01               13286.13                 13088.50                12981.55
12/31/98              13,445.75               13319.61                 13111.43                13001.53
01/31/99              13,550.70               13477.98                 13254.54                13143.93
02/28/99              13,486.02               13419.24                 13179.71                13061.22
03/31/99              13,512.97               13437.63                 13185.27                13064.32
04/30/99              13,535.53               13471.12                 13222.01                13096.54
05/31/99              13,444.85               13393.17                 13127.64                12994.22
06/30/99              13,267.61               13200.50                 12919.66                12768.86
07/31/99              13,278.35               13248.53                 12943.09                12788.05
08/31/99              13,075.59               13142.31                 12788.92                12625.38
09/30/99              13,029.07               13147.80                 12755.73                12589.66
10/31/99              12,848.88               13005.35                 12578.33                12393.98
11/30/99              12,915.91               13143.68                 12698.12                12515.25
12/31/99              12,767.93               13045.70                 12577.26                12385.60
01/31/00              12,659.93               12988.89                 12476.40                12279.84
02/29/00              12,835.36               13139.84                 12653.09                12450.26
03/31/00              13,113.83               13426.93                 12930.44                12736.14
04/30/00              13,019.68               13347.61                 12841.71                12646.21
05/31/00              12,944.15               13278.17                 12755.65                12549.72
06/30/00              13,289.60               13630.03                 13084.27                12875.46
07/31/00              13,490.34               13819.68                 13266.69                13053.40
08/31/00              13,702.17               14032.66                 13475.59                13259.53
09/30/00              13,628.43               13959.66                 13391.83                13173.59
10/31/00              13,770.34               14111.98                 13531.31                13309.29
11/30/00              13,899.80               14218.75                 13621.09                13393.12
12/31/00              14,314.36               14570.06                 13972.94                13742.08
01/31/01              14,331.19               14714.43                 14077.18                13830.30
02/28/01              14,461.55               14761.09                 14142.87                13887.23
03/31/01              14,600.47               14893.38                 14261.69                14004.99
04/30/01              14,298.48               14731.99                 14061.68                13803.86
05/31/01              14,484.56               14890.63                 14222.52                13954.39
06/30/01              14,635.91               14990.26                 14341.02                14067.80
07/31/01              14,925.04               15212.30                 14566.96                14291.77
08/31/01              15,189.06               15462.88                 14828.98                14549.43
09/30/01              15,016.11               15411.01                 14706.73                14432.91
10/31/01              15,207.98               15594.62                 14860.26                14589.14
11/30/01              15,074.82               15463.16                 14708.50                14431.00
12/31/01              14,934.85               15316.87                 14552.76                14268.94
01/31/02              15,144.71               15582.55                 14779.29                14485.88
02/28/02              15,346.01               15770.28                 14958.59                14661.67
03/31/02              15,044.37               15461.23                 14674.45                14381.21
04/30/02              15,338.58               15763.42                 14941.07                14633.26
05/31/02              15,442.15               15859.20                 15033.97                14718.61
06/30/02              15,583.92               16026.90                 15178.38                14864.40
07/31/02              15,788.25               16233.02                 15372.78                15047.54
08/31/02              15,997.95               16428.16                 15523.88                15197.60
09/30/02              16,410.38               16787.98                 15855.18                15516.67
10/31/02              16,074.95               16509.68                 15518.12                15183.39
11/30/02              15,999.73               16441.06                 15460.76                15122.40
12/31/02              16,384.22               16787.98                 15808.04                15459.40
01/31/03              16,321.12               16745.44                 15710.28                15362.91
02/28/03              16,613.91               16979.55                 15949.83                15593.34
03/31/03              16,663.74               16989.71                 15923.69                15563.93
04/30/03              16,849.63               17101.96                 16067.74                15697.33
05/31/03              17,280.70               17502.40                 16450.29                16071.28
06/30/03              17,126.37               17428.02                 16364.52                15989.40
07/31/03              16,534.62               16818.17                 15806.84                15418.62
08/31/03              16,712.93               16943.60                 15923.24                15532.47
09/30/03              17,182.69               17441.75                 16391.06                15982.70
10/31/03              17,117.85               17353.92                 16331.79                15911.86
11/30/03              17,341.07               17534.79                 16517.15                16098.35
12/31/03              17,534.00               17679.98                 16652.40                16221.86
01/31/04              17,588.34               17781.25                 16708.51                16303.20
02/29/04              17,941.04               18048.85                 16971.48                16552.87
03/31/04              17,831.61               17986.00                 16873.41                16460.62
04/30/04              17,398.99               17560.04                 16495.46                16086.12
05/31/04              17,373.13               17496.36                 16442.20                16029.62
06/30/04              17,465.60               17560.04                 16497.44                16080.37
07/31/04              17,700.92               17791.13                 16699.03                16279.66
08/31/04              18,073.27               18147.66                 17011.76                16570.28
09/30/04              18,217.74               18243.99                 17109.90                16663.34
10/31/04              18,375.61               18400.98                 17247.67                16794.91
11/30/04              18,209.77               18249.21                 17119.19                16665.32
12/31/04              18,515.83               18472.07                 17341.11                16868.84
01/31/05              18,709.60               18644.71                 17512.50                17018.40
02/28/05              18,647.40               18582.68                 17467.74                16965.37
03/31/05              18,491.89               18465.48                 17336.04                16846.78

                                      [END CHART]

                      DATA FROM 3/31/95 THROUGH 3/31/05.

The graph illustrates the comparison of a $10,000 investment in the USAA Long-Term Fund to the following benchmarks:

                 THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.

                 THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER GENERAL MUNICIPAL DEBT FUNDS CATEGORY.

                 THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON

                                                             LIPPER GENERAL
                                USAA LONG-TERM               MUNICIPAL DEBT
                                    FUND                     FUNDS AVERAGE
                                --------------               --------------
3/31/1996                           6.03%                         5.17%
3/31/1997                           5.95                          5.11
3/31/1998                           5.55                          4.69
3/31/1999                           5.49                          4.48
3/31/2000                           5.93                          4.73
3/31/2001                           5.53                          4.57
3/31/2002                           5.34                          4.47
3/31/2003                           4.81                          4.11
3/31/2004                           4.58                          3.85
3/31/2005                           4.49                          3.80

                                [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/96 TO 3/31/05.

10

 M A N A G E R ' S
==================-------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTOGRAPH OF ROBERT R. PARISEAU, CFA]       ROBERT R. PARISEAU, CFA
                                              USAA Investment Management Company

--------------------------------------------------------------------------------

                                    * * * * *
             THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
           RATING (TM) OF 5 STARS IN THE MUNICIPAL NATIONAL LONG-TERM
           BOND FUNDS CATEGORY (255 FUNDS IN CATEGORY) AS OF MARCH 31,
           2005. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED
          FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED
               WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE)
                           MORNINGSTAR RATING METRICS.

With respect to the municipal national long-term bond funds, the USAA Long-Term Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 255, 225, and 151 funds, respectively, through March 31, 2005. Ratings are based on risk-adjusted returns.

[LOGO OF LIPPER LEADER TOTAL RETURN]   [LOGO OF LIPPER LEADER CONSISTENT RETURN]

[LOGO OF LIPPER LEADER TAX EFFICIENCY] [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, Tax Efficiency, and Expense of 261, 254, 261, and 267 funds, respectively, within the Lipper General Municipal Debt Funds category for the overall period ending March 31, 2005. The Fund received a Lipper Leader rating for Total Return

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

among 261, 228, and 144 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

[LOGO OF LIPPER FUND   USAA ALSO WON THE 2004 LIPPER FUND AWARD FOR THE BEST
  AWARDS BEST BOND     BOND GROUP IN THE UNITED STATES FOR THE PERIOD ENDING
  GROUP USA 2004]      12/31/03.

[LOGO OF LIPPER FUND   LIPPER NAMED YOUR USAA LONG-TERM FUND THE "BEST FUND
  AWARDS USA 2005]     OVER 10 YEARS" FOR CONSISTENT RETURN IN THE GENERAL
                       MUNICIPAL DEBT FUNDS CATEGORY FOR THE 10-YEAR PERIOD
                       ENDING DECEMBER 31, 2004.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2005. THE USAA LONG-TERM FUND IN LIPPER'S GENERAL MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 222 AND 103 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF TWO FOR THE THREE-YEAR PERIOD AMONG 254 FUNDS. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF MARCH 31, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 261, 228, AND 144 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 267, 234, AND 146 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

THE LIPPER BEST BOND GROUP 2004 AWARD WAS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATED ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE FUND CLASSIFICATION WINNER OVER THE THREE-, FIVE-, OR 10-YEAR PERIODS ENDED DECEMBER 31, 2004. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S PERFORMANCE TREND RELATIVE TO PEERS. THE USAA FUND WAS CHOSEN AMONG 99 GENERAL MUNICIPAL DEBT FUNDS FOR THE 10-YEAR PERIOD. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO MARCH 31, 2005?

The tax-exempt USAA Long-Term Fund provided a total return of 3.70% versus an average of 2.03% for the 284 funds in the Lipper General Municipal Debt Funds Average. This compares to a 2.67% return for the Lehman Brothers Municipal Bond Index and a 2.74% return for the Lipper General Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.49%, well above the 3.80% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

In June 2004 - more than three years into the economic recovery and with solid economic growth, rising commodity and energy prices, and interest rates below the rate of inflation - the Federal Reserve Board (the Fed) began increasing short-term interest rates. By the end of March 2005, it had raised the federal funds rate to 2.75% from its low of 1% last spring.

However, to the surprise of many investors, intermediate- and longer-term rates did not rise along with short-term rates. (The direction of long-term rates is largely determined by market expectations for inflation and economic growth rather than Fed policy, which more directly affects short-term rates.) In fact, longer-term rates ended the period somewhat LOWER than they began. As a result, longer-maturity bonds significantly outperformed because of their higher income and price performance. For the first three months of 2005, interest rates rose on most maturities, although the longest maturities were nearly unchanged.

The credit spreads (difference in yields) between medium-grade and high-grade bonds continued to narrow in response to a stronger economy, improved corporate earnings, and a scarcity of higher yielding securities. Consequently, our focus on income paid off; many of the Fund's medium-grade bonds (BBB- and A-rated) outperformed - especially health-care-related bonds.

REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

The Fund remains fully invested in a diversified portfolio of longer-term, investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals. We invest with an income orientation because OVER TIME income usually provides the majority of a bond's total return. Longer-maturity bonds suffer more price volatility, but may produce a higher total return (from their much higher income) over four- to five-year time horizons, if the investor can tolerate the ups and downs of the marketplace.

We continually evaluate the 15- to 30-year maturity range in search of investments with the optimum balance between higher income and the potential for price volatility. During the period, we were fully invested with a significant number of holdings in 20- to 25-year maturities. Since credit spreads remain tight, we continue to be selective in buying additional medium-grade securities. We closely monitor specific credit issues, political developments, and litigation that could affect the value of your holdings.

WHAT IS THE OUTLOOK?

We expect the Fed to continue raising SHORT-TERM rates with a focus on inflation. For most of the period, many industries struggled to pass on increased raw material costs to their customers. However, the Fed recently expressed concern that rising energy costs and capacity utilization, the weak U.S. dollar, and more expensive imported goods could be creating inflationary pressures. Continued robust demand might give companies sufficient "pricing power" to increase consumer prices. More optimistic investors hope that higher interest rates and rising energy prices will slow both consumer spending and the housing market, thereby keeping a lid on inflation. The Fed is cautiously hopeful that labor costs will remain tame and pricing power weak. However, we expect interest rates to remain volatile.

We appreciate your trust and continue to work hard on your behalf.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
--------------------------------------------

Escrowed Bonds                         20.5%

General Obligation                     16.4%

Hospital                               16.3%

Special Assessment/Tax/Fee             13.7%

Education                               6.3%

Water/Sewer Utility                     4.0%

Casinos & Gaming                        3.0%

Toll Road                               2.9%

Appropriated Debt                       2.1%

Nursing/CCRC                            1.8%
--------------------------------------------

           PORTFOLIO RATINGS MIX
                 3/31/05

    [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                      54%
AA                                       16%
A                                        15%
BBB                                      10%
BB                                        3%
CCC                                       1%
Short-Term Instruments                    1%

              [END OF CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category BBB account for 1.2% of the Fund's investments and are included in their appropriate category above.

PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-32.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA LONG-TERM FUND

                 The Fund completed its fiscal year on March 31, 2005. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, within 60 days of the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2005.

                 The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $62,000, as a distribution for tax purposes.

16

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA LONG-TERM FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Long-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.) (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Long-Term Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 10, 2005

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LONG-TERM FUND
MARCH 31, 2005

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: DEPFA Bank plc and La Salle National Bank.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: CDC Ixis Financial Guaranty N.A.,

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

                         Fannie Mae, Florida General Obligation, National Union Fire Insurance Co. of Pittsburgh, Puerto Rico General Obligation, Texas Permanent School Fund, or Utah General Obligation.

                 (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP     Certificate of Participation

                 EDC     Economic Development Corp.

                 ETM     Escrowed to final maturity

                 GO      General Obligation

                 IDA     Industrial Development Authority/Agency

                 IDC     Industrial Development Corp.

                 ISD     Independent School District

                 MFH     Multifamily Housing

                 MLO     Municipal Lease Obligation

                 MTA     Metropolitan Transportation Authority

                 PCRB    Pollution Control Revenue Bond

                 PRE     Prerefunded to a date prior to maturity

                 RB      Revenue Bond

                 SFH     Single-Family Housing

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (95.7%)
              ALABAMA (3.1%)
  $ 9,410     Jefferson County Sewer Revenue Capital
                 Improvement Warrants, Series 2002D
                 (PRE)(INS)                                      5.25%       2/01/2024     $   10,331
              Marshall County Health Care Auth. RB,
    1,000        Series 2002A                                    6.25        1/01/2022          1,085
    1,150        Series 2002A                                    5.75        1/01/2032          1,195
    1,500        Series 2002D                                    5.75        1/01/2032          1,558
              Montgomery BMC Special Care Facilities
                 Financing Auth. RB,
    5,000        Series 2004A-2 (Baptist Health) 5.00%,
                 11/15/2007 (INS)                                4.92(b)    11/15/2024          4,418
    4,000      Series 2004C (Baptist Health)                     5.25       11/15/2029          3,965
              Parks System Improvement Corp. GO,
    7,670        Series 2001C                                    5.00        6/01/2020          8,017
    7,805        Series 2001C                                    5.00        6/01/2021          8,083
              Public School and College RB,
   15,000        Series 1999A (INS)                              5.50        9/01/2029         16,167
    4,140        Series 2001A                                    5.00        2/01/2020          4,318
   11,000     Univ. of Alabama at Birmingham Hospital RB,
                 Series 2000A (INS)                              5.88        9/01/2031         12,163

              ALASKA (0.5%)
    2,000     Anchorage GO, Series 2003B (INS)                   5.25        9/01/2018          2,163
              Housing Finance Corp. RB,
    2,000        Series 2005A (INS)                              5.00       12/01/2030          2,053
    3,000        Series 2005A (INS)                              5.25       12/01/2034          3,157
    4,095     Municipality of Anchorage GO,
                 Series 2001A (INS)                              5.00        6/01/2019          4,291

              ARIZONA (0.3%)
    5,500     School Facilities Board RB, Series 2002            5.25        7/01/2018          5,952

              ARKANSAS (0.0%)(C)
    1,000     Univ. of Arkansas Board of Trustees RB,
                 Series 2004B (INS)                              5.00       11/01/2028          1,035

              CALIFORNIA (4.5%)
    5,165     Department of Water Resources Central
                 Valley Project RB, Series Y (INS)               5.25       12/01/2018          5,614
   15,000     Department of Water Resources Power
                 Supply RB, Series 2002A (INS)                   5.50        5/01/2013         16,789

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
March 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              Golden State Tobacco Securitization RB
                 (State Appropriation Enhanced),
$ 4,000          Series 2003B                                    5.75%       6/01/2022     $    4,247
 14,570          Series 2003B                                    5.38        6/01/2028         15,168
 11,800          Series 2003B                                    5.50        6/01/2033         12,561
  5,015       Shasta Joint Powers Financing Auth.
                 Lease RB (MLO), Series 2003A (INS)              5.00        4/01/2029          5,146
              State GO,
  3,160          Series 2004                                     5.00        6/01/2023          3,294
 10,000          Series 2004                                     5.50        4/01/2028         10,791
 10,000          Series 2004                                     5.00        3/01/2029         10,230
 10,000          Series 2004                                     5.50        4/01/2030         10,768
  9,105       State Public Works Board Lease RB (MLO),
                 Series 2004F                                    5.00       11/01/2029          9,331

              COLORADO (1.7%)
 11,000       Denver City and County COP (MLO),
                 Series 2000B (PRE)(INS)                         5.50       12/01/2025         12,264
              Denver Health and Hospital Auth. RB,
  1,000          Series 2001A                                    6.00       12/01/2023          1,041
  3,730          Series 2001A                                    6.00       12/01/2031          3,865
  3,000          Series A                                        6.25       12/01/2033          3,207
  1,000       Eagle Bend Metropolitan District No. 2 GO,
                 Series 2003 (INS)                               5.25       12/01/2023          1,044
  4,000       Health Facilities Auth. RB, Series 2002A
                 (Covenant Retirement Communities,
                 Inc.) (INS)                                     5.50       12/01/2027          4,243
 11,480       Summit County Sports Facilities RB, Series 1990    7.88        9/01/2008         13,144

              CONNECTICUT (3.7%)
              Mashantucket (Western) Pequot Tribe RB,
 64,950          Series 1997B(a)                                 5.75        9/01/2027         66,817
  1,500          Series 1999A(a)                                 5.50        9/01/2028          1,534
              State GO,
  5,000          Series 2001D (PRE)                              5.13       11/15/2015          5,401
  5,900          Series 2002D                                    5.38       11/15/2021          6,412
  4,000       Transportation Infrastructure Special
                 Tax Obligation RB, Series 2001B (INS)           5.38       10/01/2015          4,359

              DISTRICT OF COLUMBIA (2.5%)
              GO,
 15,320          Series 1999A (PRE)(INS)                         5.50        6/01/2029         16,815
 37,580          Series 1999A (INS)                              5.50        6/01/2029         40,336

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              FLORIDA (2.3%)
              Board of Education Public Education GO,
  $15,665        Series 1998E (NBGA)                             5.63%       6/01/2025     $   17,054
    7,000        Series 1998E (NBGA)                             5.63        6/01/2029          7,620
    5,000     Collier County School Board COP (MLO),
                 Series 2002 (INS)                               5.38        2/15/2022          5,372
    3,000     Lee County School Board COP (MLO),
                 Series 2002A (INS)                              5.00        8/01/2018          3,149
   10,000     Miami Limited Ad Valorem Tax Bonds GO,
                 Series 2002 (INS)                               5.50        1/01/2021         10,873
    3,500     Ocala Utility Systems RB, Series 2005A (INS)       5.00       10/01/2031          3,629
    2,000     Orange County Health Facilities Auth. RB,
                 Series 2002                                     5.75       12/01/2027          2,127
    3,050     Palm Beach County School Board COP (MLO),
                 Series 2002C (INS)                              5.00        8/01/2027          3,137

              GEORGIA (1.9%)
   12,000     Fayette County Public Facilities Auth. RB,
                 Series 2000 (PRE)                               5.88        6/01/2028         13,536
    8,000     Henry County Water and Sewage Auth. RB,
                 Series 2000 (PRE)(INS)                          5.63        2/01/2030          8,897
              Municipal Electric Auth. RB,
    3,080        Series 2002A (INS)                              5.25       11/01/2021          3,303
    2,000        Series 2002A (INS)                              5.25       11/01/2022          2,141
    5,000     Private Colleges and Univ. Auth. RB,
                 Series 1999A                                    5.50       11/01/2025          5,387
   10,000     Savannah Economic Development Auth. PCRB,
                 Series 1995                                     6.15        3/01/2017         11,311

              ILLINOIS (8.4%)
    3,000     Chicago GO, Series A (INS)                         5.25        1/01/2029          3,176
    5,000     Chicago Special Assessment Improvement
                 Bonds, Series 2002                              6.75       12/01/2032          5,162
              Chicago-O'Hare International Airport RB,
    3,445        Series 2001B (INS)                              5.13        1/01/2020          3,594
    3,060        Series 2001B (INS)                              5.13        1/01/2021          3,186
   24,535     Finance Auth. RB, Series 2004
                 (SwedishAmerican Hospital) (INS)                5.00       11/15/2031         25,098
              Health Facilities Auth. RB,
    9,925        Series 1985A (Univ. of Chicago)                 5.50        8/01/2020         10,768
   17,775        Series 1992 (Mercy Hospital)                    7.00        1/01/2015         15,914

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
  $ 7,000        Series 1998 (Centegra Health Sys.)              5.25%       9/01/2024     $    6,873
    5,030        Series 2000 (Riverside Health Sys.) (PRE)       6.85       11/15/2029          5,911
              Metropolitan Pier and Exposition Auth. RB,
    8,000        Series 2002A (INS)                              5.50        6/15/2023          8,664
    5,000        Series 2002B, 5.50%, 6/15/2012 (INS)            5.50(b)     6/15/2020          3,737
    2,500        Series 2002B, 5.55%, 6/15/2012 (INS)            5.55(b)     6/15/2021          1,862
   13,850     Quincy Hospital RB, Series 1993                    6.00       11/15/2018         13,958
   23,980     Regional Transportation Auth. GO,
                 Series 1999 (INS)                               5.75        6/01/2020         27,867
   37,550     Regional Transportation Auth. RB,
                 Series 2000A (INS)                              6.50        7/01/2030         48,304
    3,000     Schaumburg GO, Series B (INS)                      5.25       12/01/2034          3,173
    4,555     State Sales Tax RB, FIRST Series 2001              5.13        6/15/2019          4,823

              INDIANA (2.0%)
              Bond Bank State Revolving Fund RB,
   10,440        Series 2000A                                    5.50        8/01/2021         11,355
   11,015        Series 2000A                                    5.50        8/01/2022         11,980
    7,500     St. Joseph County Hospital Auth. RB,
                 Series 2000 (INS)                               5.63        8/15/2033          8,128
              Transportation Finance Auth. Highway RB (MLO),
      805        Series 2000 (PRE)                               5.38       12/01/2025            886
    4,195        Series 2000                                     5.38       12/01/2025          4,489
    7,410        Series 2003A (PRE)(INS)                         5.25        6/01/2016          8,175

              IOWA (0.2%)
              Finance Auth. HealthCare RB,
    1,000        Series 2001 (INS)                               5.25        5/15/2021          1,048
    3,495        Series 2001 (INS)                               5.25        5/15/2026          3,630

              KENTUCKY (0.2%)
    5,000     Commonwealth State Property & Buildings
                 Commission RB (PRE)(INS)                        5.38       10/01/2016          5,509

              LOUISIANA (0.2%)
              Gasoline and Fuels Tax RB,
    2,440        Series 2002A (INS)                              5.38        6/01/2020          2,637
    2,245        Series 2002A (INS)                              5.38        6/01/2021          2,427

              MAINE (1.3%)
   27,750     State Turnpike Auth. RB, Series 2000
                 (INS)(PRE)                                      5.75        7/01/2028         30,613

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              MASSACHUSETTS (3.4%)
              Commonwealth GO,
  $ 9,350        Series 2002B (PRE)(INS)                         5.50%       3/01/2018     $   10,321
    4,790        Series 2002D (PRE)(INS)                         5.38        8/01/2022          5,265
   15,055     Commonwealth Special Obligation RB,
                 Series 2002A (PRE)(INS)                         5.38        6/01/2020         16,532
    5,000     Health and Education Facilities Auth. RB,
                 Series 2000A (INS)                              5.88       10/01/2029          5,562
    2,500     Municipal Wholesale Electric Co. RB,
                 Series 2001A (INS)                              5.25        7/01/2016          2,682
              State GO,
    9,000        Series 2005A                                    5.00        3/01/2022          9,411
    5,000        Series 2005A                                    5.00        3/01/2025          5,188
              Water Pollution Abatement GO,
    4,925        Series 6 (PRE)                                  5.25        8/01/2020          5,418
       75        Series 6                                        5.25        8/01/2020             80
   16,000     Water Resources Auth. RB, Series 2000A
                 (PRE)(INS)                                      5.75        8/01/2030         17,921

              MICHIGAN (3.6%)
    4,100     Detroit GO, Series 2001-A1 (INS)                   5.38        4/01/2017          4,462
              Hospital Finance Auth. RB,
   15,500        Series 1995A (PRE)                              7.50       10/01/2027         15,889
   43,000        Series 1999A (Ascension Hospital) (PRE)         6.13       11/15/2026         48,427
   10,000     Municipal Auth. Clean Water RB,
                 Series 1999 (PRE)                               5.50       10/01/2021         11,015
    2,875     Wayne Charter County Airport RB,
                 Series 2002C (INS)                              5.38       12/01/2018          3,104

              MINNESOTA (2.2%)
   39,675     St. Paul Housing and Redevelopment
                 Auth. Hospital RB, Series 1993A                 6.63       11/01/2017         39,900
   10,000     Washington County Housing and
                 Redevelopment Auth. RB, Series 1998             5.50       11/15/2027          9,441

              MISSISSIPPI (0.1%)
    2,520     Hospital Equipment and Facilities Auth. RB,
                 Series 2000 (INS)                               5.50        1/01/2027          2,678

              MISSOURI (0.5%)
   10,000     Highways and Transportation Commission RB,
                 Series 2001A                                    5.00        2/01/2015         10,626

24

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              NEBRASKA (0.7%)
  $ 3,665     Lancaster County School District No. 1 GO,
                 Series 2002                                     5.25%       1/15/2022     $    3,915
              Platte County Hospital Auth. No. 1 RB,
    4,500        Series 2000 (INS)                               6.10        5/01/2025          4,957
    6,500        Series 2000 (INS)                               6.15        5/01/2030          7,160

              NEVADA (2.8%)
   14,650     Clark County EDC RB, Series 1999                   5.50        5/15/2029         15,213
   21,000     Clark County GO, Series 2000 (INS)                 5.50        7/01/2025         22,590
   11,570     Clark County School District GO,
                 Series 2001D (INS)                              5.25        6/15/2019         12,619
   14,180     Truckee Meadows Water Auth. RB,
                 Series 2001A (INS)                              5.13        7/01/2020         15,006

              NEW HAMPSHIRE (0.1%)
    2,915     Health and Education Facilities Auth. RB (INS)     5.00       10/01/2024          3,022

              NEW JERSEY (4.1%)
              Camden County Improvement Auth. RB,
   15,000        Series 1997                                     6.00        2/15/2027         15,427
    3,000        Series 2004A                                    5.75        2/15/2034          3,104
              Economic Development Auth. RB,
    5,000        Series 2004                                     5.50        6/15/2024          5,209
    6,000        Series 2004                                     5.75        6/15/2029          6,308
    2,500        Series 2004                                     5.50        6/15/2031          2,564
   20,000        Series A (INS)                                  5.25        7/01/2031         21,287
    5,000     Highway Auth. RB, Series 2001 (Garden
                 State Parkway) (PRE)(INS)                       5.25        1/01/2018          5,488
    2,500     Transportation Trust Fund Auth.,
                 Series 2003C (PRE)                              5.50        6/15/2024          2,810
   30,020     Turnpike Auth. RB, Series 2000A                    5.50        1/01/2027         31,518

              NEW MEXICO (0.9%)
   15,000     Finance Auth. State Transportation RB,
                 Series 2004A (INS)                              5.25        6/15/2019         16,221
    4,700     Regents of the Univ. of New Mexico RB,
                 Series 2004 (INS)                               5.00        7/01/2032          4,796

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              NEW YORK (17.8%)
              Battery Park City Auth. RB,
  $ 3,000        Series 2003A                                    5.25%       11/01/2021    $     3,243
    5,000        Series 2003A                                    5.25        11/01/2022          5,378
              Dormitory Auth. RB,
   21,500        Series 1996B (Mental Health Services)           6.00         8/15/2016         24,646
    5,010        Series 2000A (Rochester Univ.) 5.95%,
                 7/01/2010 (INS)                                 5.95(b)      7/01/2020          4,102
    5,690        Series 2000A (Rochester Univ.) 6.00%,
                 7/01/2010 (INS)                                 6.00(b)      7/01/2022          4,648
    3,210        Series 2000A (Rochester Univ.) 6.05%,
                 7/01/2010 (INS)                                 6.05(b)      7/01/2024          2,609
    6,310        Series 2000B (State Univ. of New York) (PRE)    5.38         5/15/2018          6,984
    8,655        Series 2000B (State Univ. of New York) (PRE)    5.38         5/15/2019          9,579
    9,120        Series 2000B (State Univ. of New York) (PRE)    5.38         5/15/2020         10,094
   11,900        Series 2000C (Mt. Sinai Hospital)               5.50         7/01/2011         11,908
    9,000        Series 2002D (School Districts
                 Financing Program) (INS)                        5.25        10/01/2023          9,619
    5,000        Series 2003 (Department of Health)              5.25         7/01/2016          5,401
    2,500        Series 2003 (Department of Health)              5.25         7/01/2017          2,686
    4,390        Series 2004 (Department of Health)              5.00         7/01/2016          4,658
      845        Series 2004B (Mental Health Services) (PRE)     5.25         2/15/2018            930
   10,910     Dutchess County IDA Civic Facility RB,
                 Series 2000                                     5.75         8/01/2030         11,660
    8,730     Environmental Facilities, Series 2004E             5.00         6/15/2034          9,022
              Muni Bond Bank RB,
    7,000        Series C                                        5.25         6/01/2018          7,464
    8,415        Series C                                        5.25        12/01/2018          8,972
              New York City GO,
   17,520        Fiscal 2001 Series A (PRE)                      5.75         5/15/2030         19,698
    5,220        Fiscal 2001 Series A                            5.75         5/15/2030          5,595
    8,210        Fiscal 2002 Series B                            5.30        12/01/2018          8,630
    7,500        Fiscal 2002 Series G                            5.88         8/01/2019          8,312
    6,350        Fiscal 2003 Series A                            5.75         8/01/2016          6,988
   10,510        Fiscal 2003 Series I                            5.75         3/01/2019         11,545
   10,000        Fiscal 2003 Series J                            5.50         6/01/2020         10,736
   10,830        Series 1997I (PRE)                              6.25         4/15/2027         11,659
    2,235        Series 1997I                                    6.25         4/15/2027          2,379
    7,830        Series 2000A (PRE)                              6.00         5/15/2020          8,895
      970        Series 2000A                                    6.00         5/15/2020          1,068
    1,500        Series 2005G                                    5.00        12/01/2026          1,542
    2,750        Series 2005G                                    5.00        12/01/2027          2,825
    2,000        Series 2005G                                    5.00        12/01/2028          2,049

26

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              New York City Municipal Water Finance
                 Auth. RB,
  $11,000        Series 1999A (PRE)                              5.75%       6/15/2030     $   12,218
    4,975        Series 2000B (PRE)                              6.00        6/15/2033          5,657
    3,025        Series 2000B                                    6.00        6/15/2033          3,419
   15,000        Series 2002A                                    5.38        6/15/2018         16,284
    6,000        Series 2005C (INS)                              5.00        6/15/2027          6,256
    6,850     New York City Transit Auth. MTA COP,
                 Series 2000A (PRE)(INS)                         5.88        1/01/2030          7,708
              New York City Transit Auth. MTA RB,
    5,000        Series 2002A (INS)                              5.50       11/15/2018          5,524
    5,000        Series 2002A (INS)                              5.50       11/15/2019          5,525
              New York City Transitional Finance Auth. RB,
    2,215        Fiscal 2004 Series C                            5.50        5/01/2025          2,379
    1,770        Series 1999C (PRE)                              5.50        5/01/2025          1,946
    7,000        Series 2001A (PRE)                              5.38        2/15/2022          7,731
    3,445        Series A (PRE)                                  5.75        2/15/2017          3,795
    1,555        Series A (PRE)                                  5.75        2/15/2017          1,745
   11,000        Series 2002A (INS)                              5.25        4/01/2020         11,805
    4,000        Series 2002B (INS)                              5.38        4/01/2018          4,347
              Thruway Auth. Second General Highway
                 and Bridge Trust Fund RB,
    4,000        Series 2003A (INS)                              5.25        4/01/2018          4,323
    4,000        Series 2003A (INS)                              5.25        4/01/2019          4,310
              Tobacco Settlement Financing Corp. RB
                 (State Appropriation Enhanced),
    7,000        Series 2003 A-1C                                5.50        6/01/2018          7,669
   18,500        Series 2003 A-1C                                5.50        6/01/2019         20,341
   12,000        Series 2003A-1 (INS)                            5.25        6/01/2021         12,799
    7,500        Series 2003B-1C                                 5.50        6/01/2020          8,160
    3,000        Series 2003B-1C                                 5.50        6/01/2021          3,253
              Urban Development Corp. RB,
    2,500        Series B (PRE)(INS)                             5.25        3/15/2018          2,756
      895        Series B (PRE)(INS)                             5.25        3/15/2019            987
    2,390        Series B (PRE)                                  5.25        3/15/2019          2,634

              NORTH CAROLINA (0.6%)
              Charlotte COP,
    3,120        Series G                                        5.25        6/01/2020          3,316
    5,445        Series G                                        5.25        6/01/2021          5,773
    4,000     Wake County Industrial Facilities PCRB,
                 Series 2002                                     5.38        2/01/2017          4,244

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              NORTH DAKOTA (0.3%)
  $ 7,250     Fargo Health System RB, Series 2000A (INS)         5.63%       6/01/2031     $    7,869

              OHIO (0.8%)
    2,640     Columbus City School District Facilities
                 Construction and Improvement,
                 Series 2004 (INS)                               5.50       12/01/2017          2,933
    6,325     Lorain County Health Care Facilities RB,
                 Series 1998A                                    5.25        2/01/2021          6,253
              State Univ. General Receipts Bonds,
    5,880        Series 2003B                                    5.25        6/01/2018          6,365
    3,465        Series 2003B                                    5.25        6/01/2019          3,740

              OKLAHOMA (0.4%)
    9,000     Norman Regional Hospital Auth. RB,
                 Series 2002 (INS)                               5.50        9/01/2023          9,585

              PENNSYLVANIA (0.5%)
   10,000     Commonwealth GO, 1st Series 2002 (PRE)             5.25        2/01/2019         10,965

              PUERTO RICO (0.5%)
    5,000     Housing Finance Auth. Capital Fund
                 Program RB, Series 2003                         5.00       12/01/2019          5,234
    5,000     Public Buildings Auth. Government
                 Facilities RB, Series I (NBGA)                  5.50        7/01/2022          5,414

              RHODE ISLAND (0.0%)(c)
      975     Housing and Mortgage Finance Corp. SFH RB,
                 Series 15-A                                     6.85       10/01/2024            986

              SOUTH CAROLINA (3.4%)
    5,000     Georgetown County Environmental
                 Improvement RB, Series 2002A                    5.70        4/01/2014          5,426
              Jobs Economic Development Auth. RB,
    2,300        Series 2001 (Georgetown Memorial
                 Hospital) (INS)                                 5.25        2/01/2021          2,382
    3,750        Series 2001 (Georgetown Memorial
                 Hospital) (INS)                                 5.38        2/01/2026          3,906
   30,000        Series 2002A (Bon Secours Health System)        6.00       11/15/2026         31,697
              Lexington County Health Services
                 District, Inc. RB,
   12,000        Series 2002                                     5.50       11/01/2023         12,514
    8,000        Series 2002                                     5.75       11/01/2028          8,468

28

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
  $ 4,500     Medical Univ. Hospital Auth. RB,
                 Series 2004A (INS)                              5.00%       8/15/2031     $    4,601
    8,000     Transportation Infrastructure Bank RB,
                 Series 1999A (INS)                              5.25       10/01/2021          8,549

              SOUTH DAKOTA (0.1%)
    2,000     Health and Educational Facilities Auth. RB,
                 Series 2004A                                    5.25       11/01/2027          2,043

              TENNESSEE (0.8%)
    5,605     Shelby County Health Educational &
                 Hospital RB (ETM)                               6.38        9/01/2019          6,524
    9,395     Shelby County Health Educational &
                 Hospital RB (PRE)                               6.38        9/01/2019         10,980

              TEXAS (16.2%)
    2,500     Austin Airport System RB, Series 2003 (INS)        5.25       11/15/2017          2,670
    5,000     Austin Higher Education Auth. RB, Series 1998      5.25        8/01/2023          5,048
              Austin Public Improvements GO,
    6,585        Series 2001                                     5.13        9/01/2020          6,934
    6,930        Series 2001                                     5.13        9/01/2021          7,272
   19,500     Bell County Health Facilities
                 Development Corp. RB, Series 1989 (ETM)         6.50        7/01/2019         23,495
              Comal County Health Facilities
                 Development Corp. RB,
    4,000        Series 2002A (McKenna Memorial Hospital
                 Project)                                        6.13        2/01/2022          4,142
    2,350        Series 2002A (McKenna Memorial Hospital
                 Project)                                        6.25        2/01/2032          2,418
              Cypress-Fairbanks ISD GO,
    3,595        Series 2001 (NBGA)                              5.25        2/15/2016          3,859
    8,500        Series 2001 (NBGA)                              5.25        2/15/2017          9,111
    4,240     Dallas ISD GO (PRE)(NBGA)                          5.50        2/15/2016          4,706
    3,260     Dallas ISD GO (NBGA)                               5.50        2/15/2016          3,558
              Del Mar College District Limited Tax Bonds,
    3,765        Series 2003 (INS)                               5.25        8/15/2019          4,033
    3,960        Series 2003 (INS)                               5.25        8/15/2020          4,234
    7,210     Duncanville ISD GO, Series 2001B (NBGA)            5.63        2/15/2024          7,953
   10,420     Edinburg Consolidated ISD GO,
                 Series 2000 (NBGA)                              5.50        2/15/2030         11,119

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              Fort Bend ISD GO,
  $ 4,750        Series 1999 (NBGA)                              5.38%       2/15/2024     $    5,029
    4,440        Series 2004A (NBGA)                             5.25        8/15/2025          4,697
    4,000        Series 2004A (NBGA)                             5.25        8/15/2027          4,235
              Guadalupe-Blanco River Auth. RB,
    1,000        Series 2003 (INS)                               5.25        4/15/2019          1,069
    1,000        Series 2003 (INS)                               5.25        4/15/2021          1,065
    6,000     Houston Water and Sewer Systems RB,
                 Series 2002A (PRE)(INS)                         5.25       12/01/2023          6,591
    3,000     Katy ISD GO, Series 2005A (NBGA)                   5.00        2/15/2032          3,079
   12,700     Lower Colorado River Auth. RB,
                 Series 2003B (INS)                              5.00        5/15/2031         12,955
              Lubbock County GO,
    4,865        Series 2003 (INS)                               5.38        2/15/2018          5,259
    5,125        Series 2003 (INS)                               5.38        2/15/2019          5,530
              Midlothian Development Auth. Tax
                 Increment Contract RB,
    7,525        Series 1999                                     6.70       11/15/2023          7,760
   13,290        Series 2001                                     7.88       11/15/2021         14,833
   11,500     North Central Health Facilities
                 Development Corp. RB, Series 2002 (INS)         5.25        8/15/2022         12,137
    6,780     Northside ISD GO, Series 2001 (NBGA)               5.13        2/15/2022          7,034
   13,500     Port of Corpus Christi IDC PCRB, Series 1997A      5.45        4/01/2027         13,578
    5,815     Sabine River Auth. PCRB, Series B                  6.15        8/01/2022          6,359
    4,060     San Antonio Electric and Gas System RB,
               Series 2002 (PRE)                                 5.38        2/01/2020          4,469
    4,000     San Antonio General Improvement GO,
                 Series 2001                                     5.25        2/01/2017          4,282
              Spring Branch ISD GO,
    3,195        Series 2001 (NBGA)                              5.13        2/01/2019          3,366
   10,160        Series 2001 (NBGA)                              5.13        2/01/2022         10,538
    4,435     Texas A&M Univ. Board of Regents RB,
                 Series 2001B                                    5.00        5/15/2021          4,596
              Texas Tech Univ. RB,
    2,000        9th Series 2003 (INS)                           5.25        2/15/2018          2,150
    2,570        9th Series 2003 (INS)                           5.25        2/15/2019          2,753
    6,420     Travis County Health Facilities Development
                 Corp. RB, Series 1999A (PRE)(INS)               5.88       11/15/2024          7,159
              Tyler Health Facilities Development Corp.
                 Hospital RB,
    3,700        Series 1993A (East Texas Medical Center)        6.75       11/01/2025          3,705

30

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
  $10,300        Series 1993B (East Texas Medical Center)        6.75%      11/01/2025     $   10,314
    7,350        Series 2001 (Mother Frances Hospital)           6.00        7/01/2027          7,685
    4,595        Series 2003 (Mother Frances Hospital)           5.75        7/01/2027          4,746
    8,585        Series 2003 (Mother Frances Hospital)           5.75        7/01/2033          8,825
              Univ. of Texas Board of Regents RB,
    5,000        Series 2001B (PRE)                              5.38        8/15/2017          5,489
    9,500        Series 2001B (PRE)                              5.38        8/15/2019         10,430
   19,985        Series 2002B                                    5.25        7/01/2019         21,863
    2,500        Series 2003B                                    5.25        8/15/2020          2,672
   24,280     Veterans' Land Board RB, Series 2002,
                 6.25%, 8/01/2005                                6.43(b)     8/01/2035         26,094
    7,500     Water Development Board Senior Lien RB,
                 Series 1997B                                    5.00        7/15/2019          7,775
    7,420     Weatherford ISD GO, Series 2001 (NBGA)             5.45        2/15/2030          7,886
    3,000     Wichita Falls Water and Sewer Systems RB,
                 Series 2001 (INS)                               5.38        8/01/2024          3,207

              UTAH (0.3%)
    7,150     Nebo School District GO, Series 2000
                 (PRE)(NBGA)                                     5.50        7/01/2020          7,871

              VIRGINIA (0.6%)
              Greater Richmond Convention Center
                 AUTH. RB,
    5,000        Series 2000 (PRE)                               6.25        6/15/2032          5,709
    7,145        Series 2005 (INS)                               5.00        6/15/2024          7,449
    1,000     Hanover County IDA Bon Secours Health
                 System Hospital RB, Series 1995 (INS)           6.38        8/15/2018          1,180

              WASHINGTON (1.3%)
    1,825     Grant County Public Utility District No. 2 RB,
                 Series 2005A (INS)                              5.00        1/01/2029          1,878
    7,665     Health Care Facilities Auth. RB,
                 Series 2001A (INS)                              5.25       10/01/2021          8,010
    5,000     Housing Finance Commission RB,
                 Series 1999 (INS)                               6.00        7/01/2029          5,408
    9,830     Snohomish County GO, Series 2001 (INS)             5.13       12/01/2021         10,367
              Spokane Public Facilities District RB,
    1,000        Series 2003 (INS)                               5.75       12/01/2020          1,125
    2,000        Series 2003 (INS)                               5.75       12/01/2021          2,249
    1,000        Series 2003 (INS)                               5.75       12/01/2022          1,125

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              WEST VIRGINIA (0.2%)
              West Virginia Univ. Board of Governors RB,
  $ 2,500        Series 2004C (INS)                              5.00%      10/01/2027     $    2,597
    2,500        Series 2004C (INS)                              5.00       10/01/2028          2,591

              WISCONSIN (0.7%)
    7,250     Health and Education Facilities Auth. RB,
                 Series 2001 (Froedtert & Community Health)      5.38       10/01/2021          7,507
    8,000     Univ. of Wisconsin Hospitals and
                 Clinics Auth. RB, Series 2000 (INS)             6.20        4/01/2029          8,945
                                                                                           ----------
              Total fixed-rate instruments
                 (cost: $2,053,482)                                                         2,202,630
                                                                                           ----------
              PUT BONDS (0.9%)

              DISTRICT OF COLUMBIA (0.2%)
    3,500     MedStar Univ. Hospital RB,
                 Series 2001C (PRE)                              6.80        8/15/2031          3,626

              MICHIGAN (0.3%)
    5,500     Strategic Fund PCRB, Series 1995CC (INS)           4.85        9/01/2030          5,764

              MONTANA (0.2%)
    5,000     Forsyth PCRB, Series 1999A (INS)                   5.00       10/01/2032          5,282

              PUERTO RICO (0.2%)
    5,000     Public Finance Corp. RB, Series 2004A              5.75        8/01/2027          5,466
                                                                                           ----------
              Total put bonds (cost: $19,390)                                                  20,138
                                                                                           ----------
              VARIABLE-RATE DEMAND NOTES (1.6%)

              CALIFORNIA (0.2%)
    2,700     Association of Bay Area Governments
               Finance Auth. RB, Series 2002
                 (LOC - Allied Irish Banks plc,
                 Bank of New York)                               2.28       11/15/2031          2,700
    1,600     State Financing Auth. PCRB, Series 1996C
                 (LOC - JPMorgan Chase Bank, N.A.)               2.30       11/01/2026          1,600

              COLORADO (0.3%)
    4,450     Colorado Springs RB, Series 2003                   2.30        6/01/2023          4,450
    2,400     Crystal Valley Metropolitan District No. 1 RB,
                 Series 2004 (LOC - Wells Fargo Bank, N.A.)      2.28       10/01/2034          2,400

32

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

PRINCIPAL                                                      COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                           RATE         MATURITY          VALUE
-----------------------------------------------------------------------------------------------------
              FLORIDA (0.1%)
  $ 2,010     Capital Trust Agency MFH RB,
                 Series 1999B (NBGA)(a)                          2.39%      12/01/2032     $    2,010

              KANSAS (0.3%)
    5,800     Mission MFH RB, Series 1996 (NBGA)                 2.17        9/15/2026          5,800

              MISSOURI (0.2%)
    5,500     St. Charles County IDA RB, Series 1993
                 (NBGA)                                          2.28        2/01/2029          5,500

              NEW JERSEY (0.0%)(c)
      600     Economic Development Auth. RB, Series
                 1998 (LOC - Bank of New York)                   2.35       12/01/2007            600

              NEW MEXICO (0.4%)
    9,300     Albuquerque Educational Facilities RB,
                 Series 2002 (LOC - Bank of America, N.A.)       2.33       10/15/2016          9,300

              NEW YORK (0.0%)(c)
      400     Dormitory Auth. RB, Series 1993 (Oxford
                 Univ. Press) (LOC - Landesbank
                 Hessen-Thuringen)                               2.30        7/01/2023            400
       20     New York City GO, Fiscal 2005 C-3
                 (LIQ)(INS)                                      2.28        8/15/2029             20

              PENNSYLVANIA (0.1%)
    1,275     Schuylkill County IDA RB, Series 2001              2.30        4/01/2021          1,275

              VIRGINIA (0.0%)(c)
      495     Loudoun County IDA RB, Series 2003A                2.29        2/15/2038            495
      100     Peninsula Ports Auth. Coal Terminal RB,
                 Series 1987D (LOC - U.S. Bank, N.A.)            2.29        7/01/2016            100
                                                                                           ----------
              Total variable-rate demand notes (cost: $36,650)                                 36,650
                                                                                           ----------
              TOTAL INVESTMENTS (COST: $2,109,522)                                         $2,259,418
                                                                                           ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
MARCH 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------
         (a) Restricted security that is not registered under the Securities
             Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA LONG-TERM FUND
YEAR ENDED MARCH 31, 2005

ASSETS
   Investments in securities, at market value
      (identified cost of $2,109,522)                                   $2,259,418
   Cash                                                                         20
   Receivables:
      Capital shares sold                                                      419
      Receivable from USAA Transfer Agency Company (Note 4C)                     4
      Interest                                                              31,754
      Securities sold                                                       15,808
                                                                        ----------
         Total assets                                                    2,307,423
                                                                        ----------
LIABILITIES

   Payables:
      Securities purchased                                                   3,341
      Capital shares redeemed                                                  444
      Dividends on capital shares                                            2,514
   Accrued management fees                                                     764
   Accrued transfer agent's fees                                                 7
   Other accrued expenses and payables                                         107
                                                                        ----------
         Total liabilities                                                   7,177
                                                                        ----------
           Net assets applicable to capital shares outstanding          $2,300,246
                                                                        ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $2,148,401
   Accumulated undistributed net investment income                               9
   Accumulated net realized gain on investments                              1,940
   Net unrealized appreciation of investments                              149,896
                                                                        ----------
            Net assets applicable to capital shares outstanding         $2,300,246
                                                                        ==========
   Capital shares outstanding                                              164,188
                                                                        ==========
   Authorized shares of $.01 par value                                     290,000
                                                                        ==========
   Net asset value, redemption price, and offering price per share      $    14.01
                                                                        ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2005

INVESTMENT INCOME

   Interest income                                                        $113,457
                                                                          --------
EXPENSES:

   Management fees                                                           7,602
   Administration and servicing fees                                         3,366
   Transfer agent's fees                                                       913
   Custody and accounting fees                                                 375
   Postage                                                                      90
   Shareholder reporting fees                                                   29
   Directors' fees                                                               7
   Registration fees                                                            47
   Professional fees                                                            98
   Other                                                                        76
                                                                          --------
      Total expenses                                                        12,603
   Expenses paid indirectly                                                    (10)
                                                                          --------
      Net expenses                                                          12,593
                                                                          --------
NET INVESTMENT INCOME                                                      100,864
                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain:
      Unaffiliated transactions                                              2,248
      Affiliated transactions                                                   94
   Change in net unrealized appreciation/depreciation                      (23,614)
                                                                          --------
            Net realized and unrealized loss                               (21,272)
                                                                          --------
   Increase in net assets resulting from operations                       $ 79,592
                                                                          ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA LONG-TERM FUND
YEARS ENDED MARCH 31,

                                                                          2005             2004
                                                                   ----------------------------
FROM OPERATIONS
   Net investment income                                           $   100,864        $ 103,773
   Net realized gain on investments                                      2,342            8,432
   Change in net unrealized appreciation/depreciation
      of investments                                                   (23,614)          39,372
                                                                   ----------------------------
      Increase in net assets resulting from operations                  79,592          151,577
                                                                   ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (100,864)        (103,773)
                                                                   -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           214,842          208,600
   Dividend reinvestments                                               70,090           71,778
   Cost of shares redeemed                                            (236,523)        (301,161)
                                                                   -----------------------------
      Increase (decrease) in net assets from
         capital share transactions                                     48,409           (20,783)
                                                                   -----------------------------
   Net increase in net assets                                           27,137            27,021

NET ASSETS
   Beginning of period                                               2,273,109         2,246,088
                                                                   -----------------------------
   End of period                                                   $ 2,300,246        $2,273,109
                                                                   =============================
Accumulated undistributed net investment income:
   End of period                                                  $       9        $        -
                                                                   =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          15,312            14,921
   Shares issued for dividends reinvested                                5,012             5,144
   Shares redeemed                                                     (16,978)          (21,617)
                                                                   -----------------------------
      Increase (decrease) in shares outstanding                          3,346            (1,552)
                                                                   =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA LONG-TERM FUND
MARCH 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

      1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

      2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

      3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers,

38

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

         or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces which influenced the market in which the securities are purchased and sold.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of March 31, 2005.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized ] credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended March 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $10,000.

F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

    representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 15% of the Fund's total assets. The USAA funds that were party to the loan agreement

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2005, the Fund paid CAPCO facility fees of $11,000, which represents 21.8% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended March 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------
The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $53,000, increase accumulated undistributed net investment income by $9,000, and decrease accumulated net realized gain on investments by $62,000. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2005, and 2004, was as follows:

                                                       2005              2004
                                                   ------------------------------
Tax-exempt income                                  $100,864,000      $103,773,000

As of March 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                $  2,523,000
Undistributed long-term capital gains                             1,940,000
Unrealized appreciation                                         149,896,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended March 31, 2005, the Fund utilized capital loss carryovers of $341,000 to offset capital gains.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2005, were $382,024,000 and $373,394,000, respectively.

As of March 31, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was $2,109,522,000.

Gross unrealized appreciation and depreciation of investments as of March 31, 2005, for federal income tax purposes, were $152,228,000 and $2,332,000, respectively, resulting in net unrealized appreciation of $149,896,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------
A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

   multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

      OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
      RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
      -----------------------------------------------------------------------
      +/- 0.20% to 0.50%              +/- 0.04%

      +/- 0.51% to 1.00%              +/- 0.05%

      +/- 1.01% and greater           +/- 0.06%

      (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the year ended March 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $7,602,000, which included a performance adjustment of $1,320,000 that increased the base management fee of 0.28% by 0.06%.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,366,000.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2005, the Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

   incurred transfer agent's fees, paid or payable to SAS, of $913,000. Additionally, the Fund recorded a receivable from SAS of $4,000 at March 31, 2005, for adjustments related to corrections to shareholder transactions.

D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

During the year ended March 31, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                               NET REALIZED
                                                                           COST TO              GAIN (LOSS)
               SELLER                         PURCHASER                   PURCHASER             TO SELLER
         --------------------------------------------------------------------------------------------------
         USAA Long-Term Fund            USAA California Bond Fund        $ 7,768,000             $ (1,000)
         USAA Long-Term Fund            USAA Florida Tax-Free             12,858,000               95,000
                                           Income Fund
         USAA New York Bond Fund        USAA Long-Term Fund                  988,000              (30,000)
         USAA Florida Tax-Free          USAA Long-Term Fund                7,773,000               70,000
            Income Fund
         USAA Growth and Tax            USAA Long-Term Fund                3,523,000              (14,000)
            Strategy Fund

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                    ----------------------------------------------------------------------------------------------
                                          2005                  2004                   2003                  2002             2001
                                    ----------------------------------------------------------------------------------------------
Net asset value at beginning of
   period                           $    14.13            $    13.83             $    13.11            $    13.41       $    12.75
                                    ----------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .63                   .65                    .66                   .70              .74
   Net realized and
      unrealized gain (loss)              (.12)                  .30                    .72                  (.30)             .66
                                    ----------------------------------------------------------------------------------------------
Total from investment operations           .51                   .95                   1.38                   .40             1.40
                                    ----------------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.63)                 (.65)                  (.66)                 (.70)            (.74)
                                    ----------------------------------------------------------------------------------------------
Net asset value at end of period    $    14.01            $    14.13             $    13.83            $    13.11       $    13.41
                                    ==============================================================================================
Total return (%)*                         3.70                  7.01                  10.76                  3.03            11.35
Net assets at end of period (000)   $2,300,246            $2,273,109             $2,246,088            $2,092,574       $2,098,984
Ratio of expenses to
   average net assets (%)**(a)             .56                   .56                    .54                   .46              .36
Ratio of net investment income
   to average net assets (%)**            4.50                  4.63                   4.90                  5.25             5.72
Portfolio turnover (%)                   17.02                 22.81                  29.11                 39.84            46.62

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2005, average net assets were $2,243,843,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)[dagger]        (.00%)[dagger]         (.00%)[dagger]        (.01%)              -
    [dagger] Represents less than 0.01% of average net assets.

                                                                              45
 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA LONG-TERM FUND
MARCH 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2004, through March 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA LONG-TERM FUND
MARCH 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING             ENDING             DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE        OCTOBER 1, 2004 -
                                   OCTOBER 1, 2005       MARCH 31, 2005        MARCH 31, 2005
                                   -----------------------------------------------------------
         Actual                       $1,000.00            $1,015.00               $2.80

         Hypothetical
           (5% return before expenses) 1,000.00             1,022.15                2.81

         *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.50% for the six-month period of October 1, 2004, through March 31, 2005.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of March 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service,
         IMCO (7/00-2/01); Vice President, Investment Sales and Service,
         IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D. (3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present);
         Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

         DAVID M. HOLMES
         Treasurer
         Born: June 1960
         Year of Appointment: 2001

         Senior Vice President, Life Underwriting, USAA Life Insurance Company (11/04-present); Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-11/04); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer,

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          DIRECTORS        Christopher W. Claus
                           Barbara B. Dreeben
                           Robert L. Mason, Ph.D.
                           Michael F. Reimherr
                           Laura T. Starks, Ph.D.
                           Richard A. Zucker

     ADMINISTRATOR,        USAA Investment Management Company
INVESTMENT ADVISER,        P.O. Box 659453
       UNDERWRITER,        San Antonio, Texas 78265-9825
    AND DISTRIBUTOR

     TRANSFER AGENT        USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

      CUSTODIAN AND        State Street Bank and Trust Company
   ACCOUNTING AGENT        P.O. Box 1713
                           Boston, Massachusetts 02105

        INDEPENDENT        Ernst & Young LLP
  REGISTERED PUBLIC        100 West Houston St., Suite 1900
    ACCOUNTING FIRM        San Antonio, Texas 78205

          TELEPHONE        Call toll free - Central time
   ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                           Saturday, 8:30 a.m. to 5 p.m.
                           Sunday, 10:30 a.m. to 7 p.m.

     FOR ADDITIONAL        (800) 531-8181
  INFORMATION ABOUT        For account servicing, exchanges,
       MUTUAL FUNDS        or redemptions
                           (800) 531-8448

    RECORDED MUTUAL        24-hour service (from any phone)
  FUND PRICE QUOTES        (800) 531-8066

        MUTUAL FUND        (from touch-tone phones only)
     USAA TOUCHLINE        For account balance, last transaction, fund
                           prices, or to exchange or redeem fund shares
                           (800) 531-8777

    INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------
   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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                                                                     U.S.
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40858-0505                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young, LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the fiscal years ended March 31, 2005 and 2004 were $183,221 and $175,000, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young, LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

--------------------------------------------------------------------------------
               Review of Federal,   Quarterly         Review of
               State and City       Diversification   US/UK Tax
               Income and tax       Review under      Treaty and issues
               returns and excise   Subchapter M      related to grantor
               tax calculations                       trust                TOTAL
--------------------------------------------------------------------------------
FYE 3-31-2005     $36,000             $12,107                0           $48,107
FYE 3-31-2004     $34,800             $ 3,000           $1,547           $39,347
--------------------------------------------------------------------------------
TOTAL             $70,800             $15,107           $1,547           $87,454
--------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for fiscal years ended March 31, 2005 and 2004 were $91,107 and $76,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    June 2, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    June 3, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    June 3, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.